Net Loss per Share	12 Months Ended
Mar. 31, 2019
Net Loss per Share
Net Loss per Share

13. Net Loss per Share

Net loss per share was computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the years ended March 31, 2017, 2018 and 2019:

	For the years ended March 31,
	2017	2018	2019
Numerator:
Net loss attributable to Ruhnn Holding Limited—basic and diluted	55,383,671	104,005,422	73,246,238
Net loss per ordinary shareholders	0.17	0.33	0.23

Shares (Denominator):
Weighted average number of ordinary shares outstanding—basic and diluted	319,406,760	319,406,760	321,584,804
Net loss per share—basic and diluted	0.17	0.33	0.23